Supplement to the

Fidelity Freedom® Index Funds

Fidelity Freedom Index Income Fund Class W (FIKFX), Fidelity Freedom Index 2000 Fund Class W (FGIFX)
Fidelity Freedom Index 2005 Fund Class W (FJIFX), Fidelity Freedom Index 2010 Fund Class W (FKIFX)
Fidelity Freedom Index 2015 Fund Class W (FLIFX), Fidelity Freedom Index 2020 Fund Class W (FPIFX)
Fidelity Freedom Index 2025 Fund Class W (FQIFX), Fidelity Freedom Index 2030 Fund Class W (FXIFX)
Fidelity Freedom Index 2035 Fund Class W (FIHFX), Fidelity Freedom Index 2040 Fund Class W (FBIFX)
Fidelity Freedom Index 2045 Fund Class W (FIOFX), Fidelity Freedom Index 2050 Fund Class W (FIPFX)
and Fidelity Freedom Index 2055 Fund Class W (FDEWX)

Funds of Fidelity Aberdeen Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2014

Fidelity Freedom Index 2000 Fund Class W merged into Fidelity Freedom Index Income Fund Class W on July 25, 2014. All references to Fidelity Freedom Index 2000 Fund Class W throughout this Statement of Additional Information are no longer applicable.

Class W of each fund has been renamed as noted below. All references to Class W in the Statement of Additional Information are updated to reflect this change.

Fidelity Freedom Index Income Fund (FIKFX), Fidelity Freedom Index 2005 Fund (FJIFX), Fidelity Freedom Index 2010 Fund (FKIFX), Fidelity Freedom Index 2015 Fund (FLIFX), Fidelity Freedom Index 2020 Fund, (FPIFX), Fidelity Freedom Index 2025 Fund (FQIFX), Fidelity Freedom Index 2030 Fund (FXIFX), Fidelity Freedom Index 2035 Fund (FIHFX), Fidelity Freedom Index 2040 Fund (FBIFX), Fidelity Freedom Index 2045 Fund (FIOFX), Fidelity Freedom Index 2050 Fund (FIPFX), and Fidelity Freedom Index 2055 Fund (FDEWX)

The following information replaces similar information found on the cover.

To obtain a free additional copy of the prospectus or SAI, dated May 30, 2014, or an annual report, please call Fidelity at 1-800-835-5092 (plan accounts) or 1-800-544-8544 (all other accounts) or visit the web site at www.401k.com (plan accounts) or www.fidelity.com (all other accounts).

The following information replaces the information found in the "Distributions and Taxes" section on page 46.

Dividends. Distributions by a fund to tax-advantaged retirement plan accounts are not taxable currently. For all other accounts, a portion of each Fidelity Freedom Index Fund's income may qualify for the dividends-received deduction available to corporate shareholders, but it is unlikely that all of the fund's income will qualify for the deduction. A portion of each Fidelity Freedom Index Fund's dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

Capital Gain Distributions. Unless your shares of a fund are held in a tax-advantaged retirement plan, each Fidelity Freedom Index Fund's long-term capital gain distributions, including amounts attributable to an underlying Fidelity fund's long-term capital gain distributions, are federally taxable to shareholders generally as capital gains.

Returns of Capital. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Foreign Tax Credit or Deduction. Foreign governments may impose withholding taxes on dividends and interest earned by a fund with respect to foreign securities held directly by a fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities held directly by a fund. As a general matter, if, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their individual tax returns. In addition, if at the close of each quarter of its fiscal year at least 50% of a fund's total assets is represented by interests in other regulated investment companies, the same rules will apply to any foreign tax credits that underlying funds pass through to the fund. The amount of foreign taxes paid by the fund will be reduced to the extent that the fund lends securities over the dividend record date. Special rules may apply to the credit for individuals who receive dividends qualifying for the long-term capital gains tax rate.

FRXB-14-03  December 16, 2014
1.923244.104

Tax Status of the Funds. Each Fidelity Freedom Index Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each Fidelity Freedom Index Fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each Fidelity Freedom Index Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a Fidelity Freedom Index Fund is suitable to their particular tax situation.

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 54.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity Freedom Index Income Fund	none	none
Fidelity Freedom Index 2000 Fund	none	none
Fidelity Freedom Index 2005 Fund	none	none
Fidelity Freedom Index 2010 Fund	none	none
Fidelity Freedom Index 2015 Fund	none	none
Fidelity Freedom Index 2020 Fund	none	none
Fidelity Freedom Index 2025 Fund	none	none
Fidelity Freedom Index 2030 Fund	none	none
Fidelity Freedom Index 2035 Fund	none	none
Fidelity Freedom Index 2040 Fund	none	none
Fidelity Freedom Index 2045 Fund	none	none
Fidelity Freedom Index 2050 Fund	none	none
Fidelity Freedom Index 2055 Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity Freedom Index Income Fund	none	none	none	none
Fidelity Freedom Index 2000 Fund	none	none	none	none
Fidelity Freedom Index 2005 Fund	none	none	none	none
Fidelity Freedom Index 2010 Fund	none	none	none	none
Fidelity Freedom Index 2015 Fund	none	none	none	none
Fidelity Freedom Index 2020 Fund	none	none	none	none
Fidelity Freedom Index 2025 Fund	none	none	none	none
Fidelity Freedom Index 2030 Fund	none	none	none	none
Fidelity Freedom Index 2035 Fund	none	none	none	none
Fidelity Freedom Index 2040 Fund	none	none	none	none
Fidelity Freedom Index 2045 Fund	none	none	none	none
Fidelity Freedom Index 2050 Fund	none	none	none	none
Fidelity Freedom Index 2055 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity Freedom Index Income Fund	none	none	none	none
Fidelity Freedom Index 2000 Fund	none	none	none	none
Fidelity Freedom Index 2005 Fund	none	none	none	none
Fidelity Freedom Index 2010 Fund	none	none	none	none
Fidelity Freedom Index 2015 Fund	none	none	none	none
Fidelity Freedom Index 2020 Fund	none	none	none	none
Fidelity Freedom Index 2025 Fund	none	none	none	none
Fidelity Freedom Index 2030 Fund	none	none	none	none
Fidelity Freedom Index 2035 Fund	none	none	none	none
Fidelity Freedom Index 2040 Fund	none	none	none	none
Fidelity Freedom Index 2045 Fund	none	none	none	none
Fidelity Freedom Index 2050 Fund	none	none	none	none
Fidelity Freedom Index 2055 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following information supplements the information found in the "Distribution Services" section beginning on page 67.

FDC or an affiliate may also make payments to banks, broker-dealers and other service-providers (who may be affiliated with FDC) for distribution-related activities and/or shareholder services. If you have purchased shares of a fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

The following information updates the information found in the "Distribution Services" section on page 68.

Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund over others offered by competing fund families, or retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

The following information replaces the information found in the "Transfer and Service Agent Agreements" section on page 68.

Each fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers and FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency services.

For providing transfer agency services, FIIOC receives an asset-based fee, calculated and paid monthly on the basis of a class's average daily net assets, with respect to each position in a fund.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Each fund has entered into a service agent agreement with FSC, an affiliate of Strategic Advisers and FMR (or an agent, including an affiliate). Each fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for shares, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

For administering each fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

FMR bears the cost of pricing and bookkeeping services and administration of the securities lending program under the terms of its administration agreements with Strategic Advisers.

The following information updates the information found in the "Fund Holdings Information" section on page 69.

Each Fidelity Freedom Index Fund's full holdings will be available monthly, 30 days after the month-end, and quarterly, 15 days after the quarter-end, by calling Fidelity at 1-800-835-5092. Each fund will also provide a full list of monthly and quarterly holdings on www.fidelity.com and www.401k.com (log in) as described above.

Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor Freedom Income Fund®	FAFAX	FTAFX	FBFAX	FCAFX	FIAFX
Fidelity Advisor Freedom 2005 Fund®	FFAVX	FFTVX	FFBVX	FCFVX	FFIVX
Fidelity Advisor Freedom 2010 Fund®	FACFX	FCFTX	FCFBX	FCFCX	FCIFX
Fidelity Advisor Freedom 2015 Fund®	FFVAX	FFVTX	FFVBX	FFVCX	FFVIX
Fidelity Advisor Freedom 2020 Fund®	FDAFX	FDTFX	FDBFX	FDCFX	FDIFX
Fidelity Advisor Freedom 2025 Fund®	FATWX	FTTWX	FBTWX	FCTWX	FITWX
Fidelity Advisor Freedom 2030 Fund®	FAFEX	FTFEX	FBFEX	FCFEX	FEFIX
Fidelity Advisor Freedom 2035 Fund®	FATHX	FTTHX	FBTHX	FCTHX	FITHX
Fidelity Advisor Freedom 2040 Fund®	FAFFX	FTFFX	FBFFX	FCFFX	FIFFX
Fidelity Advisor Freedom 2045 Fund®	FFFZX	FFFTX	FFFKX	FFFJX	FFFIX
Fidelity Advisor Freedom 2050 Fund®	FFFLX	FFFQX	FFFWX	FFFYX	FFFPX
Fidelity Advisor FreedomSM 2055 Fund	FHFAX	FHFTX	--	FHFCX	FHFIX

Funds of Fidelity Aberdeen Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 56.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity Advisor Freedom Income Fund®	none	none
Fidelity Advisor Freedom 2005 Fund®	none	none
Fidelity Advisor Freedom 2010 Fund®	none	none
Fidelity Advisor Freedom 2015 Fund®	none	none
Fidelity Advisor Freedom 2020 Fund®	none	none
Fidelity Advisor Freedom 2025 Fund®	none	none
Fidelity Advisor Freedom 2030 Fund®	none	none
Fidelity Advisor Freedom 2035 Fund®	none	none
Fidelity Advisor Freedom 2040 Fund®	none	none
Fidelity Advisor Freedom 2045 Fund®	none	none
Fidelity Advisor Freedom 2050 Fund®	none	none
Fidelity Advisor Freedom 2055 Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
AFF-AFFIB-14-02  December 16, 2014
1.808269.110
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity Advisor Freedom Income Fund	none	none	none	none
Fidelity Advisor Freedom 2005 Fund	none	none	none	none
Fidelity Advisor Freedom 2010 Fund	none	none	none	none
Fidelity Advisor Freedom 2015 Fund	none	none	none	none
Fidelity Advisor Freedom 2020 Fund	none	none	none	none
Fidelity Advisor Freedom 2025 Fund	none	none	none	none
Fidelity Advisor Freedom 2030 Fund	none	none	none	none
Fidelity Advisor Freedom 2035 Fund	none	none	none	none
Fidelity Advisor Freedom 2040 Fund	none	none	none	none
Fidelity Advisor Freedom 2045 Fund	none	none	none	none
Fidelity Advisor Freedom 2050 Fund	none	none	over $100,000	none
Fidelity Advisor Freedom 2055 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity Advisor Freedom Income Fund	none	none	none	none
Fidelity Advisor Freedom 2005 Fund	none	none	none	none
Fidelity Advisor Freedom 2010 Fund	none	none	none	none
Fidelity Advisor Freedom 2015 Fund	none	none	none	none
Fidelity Advisor Freedom 2020 Fund	none	none	none	none
Fidelity Advisor Freedom 2025 Fund	none	none	none	none
Fidelity Advisor Freedom 2030 Fund	none	none	none	none
Fidelity Advisor Freedom 2035 Fund	none	none	none	none
Fidelity Advisor Freedom 2040 Fund	none	none	none	none
Fidelity Advisor Freedom 2045 Fund	none	none	none	none
Fidelity Advisor Freedom 2050 Fund	none	none	none	none
Fidelity Advisor Freedom 2055 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

Supplement to the

Fidelity Freedom Funds®

Fidelity Freedom® Income Fund (FFFAX), Fidelity Freedom 2000 Fund (FFFBX),
Fidelity Freedom 2005 Fund (FFFVX), Fidelity Freedom 2010 Fund (FFFCX),
Fidelity Freedom 2015 Fund (FFVFX), Fidelity Freedom 2020 Fund (FFFDX),
Fidelity Freedom 2025 Fund (FFTWX), Fidelity Freedom 2030 Fund (FFFEX),
Fidelity Freedom 2035 Fund (FFTHX), Fidelity Freedom 2040 Fund (FFFFX),
Fidelity Freedom 2045 Fund (FFFGX), Fidelity Freedom 2050 Fund (FFFHX),
and Fidelity Freedom 2055 Fund (FDEEX)

Funds of Fidelity Aberdeen Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2014

Fidelity Freedom 2000 Fund merged into Fidelity Freedom Income Fund on July 25, 2014. All references to Fidelity Freedom 2000 Fund throughout this Statement of Additional Information are no longer applicable.

The following information replaces similar information found in the "Trustees and Officers" section on page 56.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity Freedom Income Fund	none	none
Fidelity Freedom 2000 Fund	none	none
Fidelity Freedom 2005 Fund	none	none
Fidelity Freedom 2010 Fund	none	none
Fidelity Freedom 2015 Fund	none	none
Fidelity Freedom 2020 Fund	none	none
Fidelity Freedom 2025 Fund	none	none
Fidelity Freedom 2030 Fund	none	none
Fidelity Freedom 2035 Fund	none	none
Fidelity Freedom 2040 Fund	none	none
Fidelity Freedom 2045 Fund	none	none
Fidelity Freedom 2050 Fund	none	none
Fidelity Freedom 2055 Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
FFB-14-03  December 16, 2014
1.476278.126
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity Freedom Income Fund	none	none	none	none	none	none	none	none
Fidelity Freedom 2000 Fund	none	none	none	none	none	none	none	none
Fidelity Freedom 2005 Fund	none	none	none	none	none	none	none	none
Fidelity Freedom 2010 Fund	none	none	none	none	none	none	none	none
Fidelity Freedom 2015 Fund	none	none	none	none	none	none	none	none
Fidelity Freedom 2020 Fund	none	none	none	none	none	none	none	none
Fidelity Freedom 2025 Fund	none	none	none	none	none	none	none	none
Fidelity Freedom 2030 Fund	none	none	none	none	none	none	none	none
Fidelity Freedom 2035 Fund	none	none	none	none	none	none	none	none
Fidelity Freedom 2040 Fund	none	none	none	none	none	none	none	none
Fidelity Freedom 2045 Fund	none	none	none	none	none	none	none	none
Fidelity Freedom 2050 Fund	none	none	over $100,000	none	none	none	none	none
Fidelity Freedom 2055 Fund	none	none	none	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000

Supplement to the

Fidelity Freedom K® Income Fund (FFKAX), Fidelity Freedom K® 2000 Fund (FFKBX),
Fidelity Freedom K® 2005 Fund (FFKVX), Fidelity Freedom K® 2010 Fund (FFKCX),
Fidelity Freedom K® 2015 Fund (FKVFX), Fidelity Freedom K® 2020 Fund (FFKDX),
Fidelity Freedom K® 2025 Fund (FKTWX), Fidelity Freedom K® 2030 Fund (FFKEX),
Fidelity Freedom K® 2035 Fund (FKTHX), Fidelity Freedom K® 2040 Fund (FFKFX),
Fidelity Freedom K® 2045 Fund (FFKGX), Fidelity Freedom K® 2050 Fund (FFKHX),
and Fidelity Freedom K® 2055 Fund (FDENX)

Funds of Fidelity Aberdeen Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2014

Fidelity Freedom K 2000 Fund merged into Fidelity Freedom K Income Fund on July 25, 2014. All references to Fidelity Freedom K 2000 Fund throughout this Statement of Additional Information are no longer applicable.

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 54.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity Freedom K® Income Fund	none	none
Fidelity Freedom K® 2000 Fund	none	none
Fidelity Freedom K® 2005 Fund	none	none
Fidelity Freedom K® 2010 Fund	none	none
Fidelity Freedom K® 2015 Fund	none	none
Fidelity Freedom K® 2020 Fund	none	none
Fidelity Freedom K® 2025 Fund	over $100,000	none
Fidelity Freedom K® 2030 Fund	none	none
Fidelity Freedom K® 2035 Fund	none	none
Fidelity Freedom K® 2040 Fund	none	none
Fidelity Freedom K® 2045 Fund	none	none
Fidelity Freedom K® 2050 Fund	none	none
Fidelity Freedom K® 2055 Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
FF-KB-14-03  December 16, 2014
1.931120.103
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity Freedom K® Income Fund	none	none	none	none
Fidelity Freedom K® 2000 Fund	none	none	none	none
Fidelity Freedom K® 2005 Fund	none	none	none	none
Fidelity Freedom K® 2010 Fund	none	none	none	none
Fidelity Freedom K® 2015 Fund	none	none	none	none
Fidelity Freedom K® 2020 Fund	none	none	none	none
Fidelity Freedom K® 2025 Fund	none	none	none	none
Fidelity Freedom K® 2030 Fund	none	none	none	none
Fidelity Freedom K® 2035 Fund	none	none	none	none
Fidelity Freedom K® 2040 Fund	none	none	none	none
Fidelity Freedom K® 2045 Fund	none	none	none	none
Fidelity Freedom K® 2050 Fund	none	none	none	none
Fidelity Freedom K® 2055 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity Freedom K® Income Fund	none	none	none	none
Fidelity Freedom K® 2000 Fund	none	none	none	none
Fidelity Freedom K® 2005 Fund	none	none	none	none
Fidelity Freedom K® 2010 Fund	none	none	none	none
Fidelity Freedom K® 2015 Fund	none	none	none	none
Fidelity Freedom K® 2020 Fund	none	none	none	none
Fidelity Freedom K® 2025 Fund	none	none	none	none
Fidelity Freedom K® 2030 Fund	none	none	none	none
Fidelity Freedom K® 2035 Fund	none	none	none	none
Fidelity Freedom K® 2040 Fund	none	none	none	none
Fidelity Freedom K® 2045 Fund	none	none	none	none
Fidelity Freedom K® 2050 Fund	none	none	none	none
Fidelity Freedom K® 2055 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

Supplement to the

Fidelity® Four-in-One Index Fund (FFNOX)

A Fund of Fidelity Aberdeen Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 50.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity Four-in-One Index Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity Four-in-One Index Fund	none	none	over $100,000	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity Four-in-One Index Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
IDVB-14-01  December 16, 2014
1.730856.113